NORWEST ADVANTAGE FUNDS

                               INSTITUTIONAL FUNDS

                         Supplement Dated March 1, 1999
         to Prospectus Dated October 1, 1998 as Amended December 1, 1998

                 This supplement applies to the following Funds


         STRATEGIC INCOME FUND                        DIVERSIFIED EQUITY FUND
         MODERATE BALANCED FUND                       GROWTH EQUITY FUND
         GROWTH BALANCED FUND                         DIVERSIFIED SMALL CAP FUND
         AGGRESSIVE BALANCED-EQUITY FUND              SMALL COMPANY STOCK FUND

                        I. INTERNATIONAL EQUITY PORTFOLIO

     Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund and Growth Equity Fund invest in Portfolios (as defined in the Prospectus). Each of the Funds now invests in International Equity Portfolio in addition to the Portfolios in the Prospectus. The Portfolio is advised by Wells Fargo Bank ("WFB") and subadvised by Wells Capital Management Incorporated ("WCM"), affiliates of Norwest. References in the Prospectus to the "Adviser" include, as applicable, references to WFB and references to "Subadviser" include, as applicable, references to WCM.

         a. INVESTMENT OBJECTIVE AND POLICY. The following is inserted immediately preceding the section entitled "Schroder EM Core Portfolio" on Page 55:

          INTERNATIONAL EQUITY PORTFOLIO. The Portfolio seeks long term total return, with an emphasis on capital appreciation, by investing primarily in equity securities of foreign companies. The Portfolio invests at least 80% of its assets in a diversified portfolio of common stock of companies located or operating in developed and emerging markets. It is expected that the securities held by the Portfolio will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the United States. The Portfolio must invest its assets in the securities of at least five different countries other than the United States. The Portfolio may also invest in American Depositary Receipts, European Depositary Receipts, or other similar instruments convertible into securities of foreign issuers.

          The Adviser uses a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The Adviser considers a company's historical performance and its projected future earnings. The Adviser also considers other key criteria such as a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment. In allocating among countries, regions and industry sectors, the Adviser considers economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment.

    Currency Rate Risk           Foreign Risk      Geographic Concentration Risk
    Leverage Risk                Market Risk

         b.  ADVISER,  SUBADVISER  AND  PORTFOLIO  MANAGERS.  The  following  is
inserted   immediately   following  the  paragraph  entitled  "Schroder  Capital
Management International Inc." on Page 60:

         WELLS FARGO BANK, or WFB, is the investment adviser for International Equity Portfolio. In this capacity, WFB makes investment decisions for and administers the Portfolio's investment program. WFB's address is 525 Market Street, San Francisco, CA 94105.

         The following is inserted immediately following the paragraph entitled "Smith Asset Management Group, L.P." on page 60:

         WELLS CAPITAL MANAGEMENT INCORPORATED, or WCM, a wholly-owned subsidiary of WFB, is the investment Subadviser for International Equity Portfolio. WCM provides investment advisory services to various bank and thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, corporations and other business entities. WCM's address is 525 Market Street, 10th Floor, San Francisco, CA 94105.

         The following is inserted immediately preceding the subsection entitled "Schroder EM Core Portfolio" on Pages 64, 66 and 68:

         PORTFOLIO:                INTERNATIONAL EQUITY PORTFOLIO
         SUBADVISER:               WCM
         PORTFOLIO MANAGERS:       Katherine Schapiro, CFA (1999) and Stacey Ho,
                                       CFA (1999)
         ADVISORY FEE:             1.20%

         The following is inserted immediately preceding the section entitled "Dormant Investment Advisory Arrangements" on Page 72:

          Wells Fargo Portfolio Managers:

          STACEY HO, CFA, associated with WCM since 1997. Ms. Ho is co-manager for the international equity portfolios and funds. Prior thereto, she was a senior portfolio manager at Clemente Capital Management and prior thereto, managed Japanese and U.S. equity portfolios at Edison International.

          KATHERINE SCHAPIRO, CFA, associated with WFB since 1992. Prior to her association with WFB, she was a vice president and fund manager for Newport Pacific Management, an international investment advisory firm based in San Francisco. Ms. Schapiro is President of the Security Analysts of San Francisco.

     c. ALLOCATION OF ASSETS TO INTERNATIONAL EQUITY PORTFOLIO. The following table sets forth the current allocations of each Fund in the International style and in the international Portfolios. The table also lists the applicable page number in the Prospectus and the number of Portfolios in which the Fund invests.

-------------------------------------------------------------------------------------------------------------------
                                               INTERNATIONAL     INTERNATIONAL    INTERNATIONAL      SCHRODER EM
                                                   STYLE           PORTFOLIO     EQUITY PORTFOLIO  CORE PORTFOLIO
                                             ----------------------------------------------------------------------
                                             ----------------------------------------------------------------------
FUND NAME           (PAGE          PORTFOLIOS  %     % RANGE     %     % RANGE     %     % RANGE    %     % RANGE
                  NUMBERS)
-------------------------------------------------------------------------------------------------------------------
Strategic Income (35)                 17       3     1.5-4.5     2.2   0.9-3.5    0.7    0.3-1     0.1     0-0.7
Moderate Balanced                     16       6     3.8-8.3     4.4   2.3-6.4    1.4    0.8-1.9   0.2     0-1.3
(39-40)
Growth Balanced   (40-41)             15      9.8    6.8-12.8    7.2   4.2-9.9    2.2    1.5-2.9   0.4      0-2
Aggressive Balanced-Equity            15      12       9-15      8.8   5.6-11.6   2.7     2-3.4    0.5     0-2.3
(41-42)
Diversified Equity                    12      15    13.5-16.5   11.0   8.1-13.1   3.4    1.9-4.9   0.6     0-2.6
(44-45)
Growth Equity     (45-46)             9       30      28-32     22.1   17-25.3    6.8    4.8-8.8   1.2     0-5.1
---------------------------------- --------- ------ ----------- ------ --------- ------ ---------- ----- ----------

                        II. SMALL COMPANY STOCK PORTFOLIO

     Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and Small Company Stock Fund invest in Small Company Stock Portfolio. All references in the prospectus to Crestone Capital Management, Inc. (subadviser of Small Company Stock Portfolio) and to Kirk McCown of Crestone, the portfolio manager of the Portfolio, are deleted.

         The portfolio manager for Small Company Stock Portfolio (as described on page 70) has been changed. The following replaces, in its entirety, the subsection beginning "Portfolio: Small Company Stock Portfolio" under the sections entitled "Strategic Income Fund," "Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund," "Diversified Equity Fund, Growth Equity Fund," "Diversified Small Cap Fund" and "Small Company Stock Fund" in the tables on Pages 64 to 69:

         PORTFOLIO:                 SMALL COMPANY STOCK PORTFOLIO
         PORTFOLIO MANAGERS:        Kenneth Lee (1999) and Thomas Zeifang (1999)
         ADVISORY FEE:              0.90%

         The   following  is  inserted  in  the  section   entitled   "Portfolio
Managers-Norwest Portfolio Managers" on Page 70:

         KENNETH LEE, associated with Norwest or its affiliates since 1999. Mr. Lee also provides fundamental security analysis and portfolio management at WCM. He has been associated with WCM or its affiliates since 1993.

         THOMAS ZEIFANG, associated with Norwest or its affiliates since 1999. Mr. Zeifang also is a portfolio manager at WCM, with whom he has been associated since 1995. Prior to 1995, he served as an analyst at Fleet Investment Advisors.

                             NORWEST ADVANTAGE FUNDS

    GROWTH BALANCED FUND                       LARGE COMPANY GROWTH FUND
    INCOME EQUITY FUND                         DIVERSIFIED SMALL CAP FUND
    VALUGROWTHSM STOCK FUND                    SMALL COMPANY STOCK FUND
    DIVERSIFIED EQUITY FUND                    SMALL CAP OPPORTUNITIES FUND
    GROWTH EQUITY FUND                         INTERNATIONAL FUND

                         A SHARES - B SHARES - C SHARES

                         Supplement Dated March 1, 1999
                       to Prospectus Dated October 1, 1998

                        I. INTERNATIONAL EQUITY PORTFOLIO

     Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund invest in Portfolios (as defined in the Prospectus). Each of the Funds now invests in International Equity Portfolio in addition to the Portfolios in the Prospectus. The Portfolio is advised by Wells Fargo Bank ("WFB") and subadvised by Wells Capital Management Incorporated ("WCM"), affiliates of Norwest. References in the Prospectus to the "Adviser" include, as applicable, references to WFB and references to "Subadviser" include, as applicable, references to WCM.

a. INVESTMENT OBJECTIVE AND POLICY. The following is inserted immediately preceding the section entitled "Investment Objectives and Policies-Description of Portfolios-Schroder EM Core Portfolio" on Page 36:

          INTERNATIONAL EQUITY PORTFOLIO. The Portfolio seeks long term total return, with an emphasis on capital appreciation, by investing primarily in equity securities of foreign companies. The Portfolio invests at least 80% of its assets in a diversified portfolio of common stock of companies located or operating in developed and emerging markets. It is expected that the securities held by the Portfolio will be traded on a stock exchange or other market in the country in which the issuer is based, but they also may be traded in other countries, including the United States. The Portfolio must invest its assets in the securities of at least five different countries other than the United States. The Portfolio may also invest in American Depositary Receipts, European Depositary Receipts, or other similar instruments convertible into securities of foreign issuers.

          The Adviser uses a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth. The Adviser considers a company's historical performance and its projected future earnings. The Adviser also considers other key criteria such as a company's local, regional or global franchise; history of effective management demonstrated by expanding revenues and earnings growth; prudent financial and accounting policies and ability to take advantage of a changing business environment. In allocating among countries, regions and industry sectors, the Adviser considers economic growth prospects, monetary and fiscal policies, political stability, currency trends, market liquidity and investor sentiment.

Currency Rate Risk              Foreign Risk       Geographic Concentration Risk
Leverage Risk                   Market Risk

b. ADVISER, SUBADVISER AND PORTFOLIO MANAGERS. The following is inserted immediately following the paragraph entitled "Schroder Capital Management International Inc." on Page 40:

         WELLS FARGO BANK, or WFB, is the investment adviser for International Equity Portfolio. In this capacity, WFB makes investment decisions for and administers the Portfolio's investment program. WFB's address is 525 Market Street, San Francisco, CA 94105.

         The following is inserted immediately following the paragraph entitled "Smith Asset Management Group, L.P." on page 40:

         WELLS CAPITAL MANAGEMENT INCORPORATED, or WCM, a wholly-owned subsidiary of WFB, is the investment Subadviser for International Equity Portfolio. WCM provides investment advisory services to various bank and thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, corporations and other business entities. WCM's address is 525 Market Street, 10th Floor, San Francisco, CA 94105.

         The following is inserted immediately preceding the subsection entitled "Schroder EM Core Portfolio" on Pages 42 and 44:

         PORTFOLIO:                INTERNATIONAL EQUITY PORTFOLIO
         SUBADVISER:               WCM
         PORTFOLIO MANAGERS:       Katherine Schapiro, CFA (1999) and Stacey Ho,
                                      CFA (1999)
         ADVISORY FEE:             1.20%

         The following is inserted immediately preceding the section entitled "Dormant Investment Advisory Arrangements" on Page 47:

          Wells Fargo Portfolio Managers:

          STACEY HO, CFA, associated with WCM since 1997. Ms. Ho is co-manager for the international equity portfolios and funds. Prior thereto, she was a senior portfolio manager at Clemente Capital Management and prior thereto, managed Japanese and U.S. equity portfolios at Edison International.

          KATHERINE SCHAPIRO, CFA, associated with WFB since 1992. Prior to her association with WFB, she was a vice president and fund manager for Newport Pacific Management, an international investment advisory firm based in San Francisco. Ms. Schapiro is President of the Security Analysts of San Francisco.

     c. ALLOCATION OF ASSETS TO INTERNATIONAL EQUITY PORTFOLIO. The following table sets forth the current allocations of each Fund in the International style and in the international Portfolios. The table also lists the applicable page number in the Prospectus and the number of Portfolios in which the Fund invests.

-------------------------------------------------------------------------------------------------------------------
                                               INTERNATIONAL     INTERNATIONAL    INTERNATIONAL      SCHRODER EM
                                                   STYLE           PORTFOLIO     EQUITY PORTFOLIO  CORE PORTFOLIO
                                             ----------------------------------------------------------------------
                                             ----------------------------------------------------------------------
FUND NAME          (PAGE NUMBERS)  PORTFOLIOS  %     % RANGE     %     % RANGE     %     % RANGE    %     % RANGE
-------------------------------------------------------------------------------------------------------------------
Growth Balanced   (21)                15      9.8    6.8-12.8    7.2   4.2-9.9    2.2    1.5-2.9   0.4      0-2
Diversified Equity(23-24)             12      15    13.5-16.5   11.0   8.1-13.1   3.4    1.9-4.9   0.6     0-2.6
Growth Equity     (25)                9       30      28-32     22.1   17-25.3    6.8    4.8-8.8   1.2     0-5.1
---------------------------------- --------- ------ ----------- ------ --------- ------ ---------- ----- ----------

                        II. SMALL COMPANY STOCK PORTFOLIO

     Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and Small Company Stock Fund invest in Small Company Stock Portfolio. The portfolio manager for Small Company Stock Portfolio (as described on page 46) has been changed. All references in the Prospectus to Crestone Capital Management, Inc. (Subadviser of Small Company Stock Portfolio) and to Kirk McCown of Crestone, the portfolio manager of the Portfolio, are deleted. The following replaces, in its entirety, the subsection beginning "Portfolio: Small Company Stock Portfolio" under the sections entitled "Growth Balanced Fund," "Diversified Equity Fund, Growth Equity Fund," "Diversified Small Cap Fund" and "Small Company Stock Fund" in the tables on Pages 42 to 45:

        PORTFOLIO:                  SMALL COMPANY STOCK PORTFOLIO
        PORTFOLIO MANAGERS:         Kenneth Lee (1999) and Thomas Zeifang (1999)
        ADVISORY FEE:               0.90%

         The following is inserted in the section entitled "Portfolio Managers -- Norwest Portfolio Managers" on Pages 46-47:

         KENNETH LEE,  associated with Norwest or its affiliates since 1999. Mr.
         Lee  also  provides   fundamental   security   analysis  and  portfolio
         management at WCM, with whom he has been associated since 1993.

         THOMAS ZEIFANG, associated with Norwest or its affiliates since 1999. Mr. Zeifang also is a portfolio manager at WCM, with whom he has been associated since 1995. Prior to 1995, he served as an analyst at Fleet Investment Advisors.

                           III. VALUGROWTH STOCK FUND

         The portfolio  manager for ValuGrowth  Stock Fund (as described on page
46) was changed effective December 1, 1998. All references in the Prospectus to David S. Lunt, the portfolio manager of the Fund, are deleted. The following replaces, in its entirety, the section entitled "ValuGrowth Stock Fund" on Page 43:

    VALUGROWTH STOCK FUND
    PORTFOLIO MANAGER:             Charles J. Meyer, CFA (1998)
    ADVISORY FEE:                  0.80% - first $300 million; 0.76% - next $400
                                        million; 0.72% - remaining

         The following is inserted in the section entitled "Portfolio Managers -- Norwest Portfolio Managers" on Page 46:

          CHARLES J. MEYER, CFA, associated with Norwest or its affiliates since 1998. Mr. Meyer is a Director - Institutional Portfolio Management. From 1992 to 1998, Mr. Meyer was a portfolio manager for Montana Board of Investments.

                                IV. MISCELLANEOUS

         The following replaces, in its entirety, the last subsection under the section entitled "Diversified Small Cap Fund" on Page 45:

         PORTFOLIO:                       SMALL CAP VALUE PORTFOLIO
         SUBADVISER:                      SMITH
         PORTFOLIO MANAGER:               Stephen S. Smith, CFA (1997)
         ADVISORY FEE:                    0.95%

         The following replaces, in its entirety, the first sentence under the section entitled "Conversion Feature" on Page 50:

         B Shares will automatically convert to A Shares 7 years from the end of the calendar month in which the Fund accepted your purchase.